Income Tax - Schedule of Movements of the Valuation Allowance (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Income Tax [Abstract]
Balance at beginning	$ 199,508	$ 7,916
Balance at ending	389,404	199,508
Allowance made during the year	182,371	195,252
Foreign exchange difference	$ 7,525	$ (3,660)